Schedule of Investments

ARK Genomic Revolution ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.7%

Biotechnology - 67.8%
Absci Corp.*†	7,608,721	$29,217,488
Amgen, Inc.	74,334	23,798,773
Arcturus Therapeutics Holdings, Inc.*†	2,038,675	36,145,708
Beam Therapeutics, Inc.*	1,892,997	41,475,564
CareDx, Inc.*†	2,696,491	59,673,346
Compass Pathways PLC (United Kingdom)*(a)	1,946,030	9,263,103
CRISPR Therapeutics AG (Switzerland)*	1,781,658	82,651,115
Exact Sciences Corp.*	219,870	15,155,639
Incyte Corp.*	205,176	15,207,645
Intellia Therapeutics, Inc.*	3,083,985	43,854,267
Ionis Pharmaceuticals, Inc.*	1,343,141	51,563,183
Moderna, Inc.*	237,218	12,895,171
Natera, Inc.*	364,343	44,070,929
Nurix Therapeutics, Inc.*	2,019,171	49,631,223
Prime Medicine, Inc.*	2,739,043	10,627,487
Recursion Pharmaceuticals, Inc., Class A*	12,816,224	80,998,536
Regeneron Pharmaceuticals, Inc.*	14,710	12,329,922
Repare Therapeutics, Inc. (Canada)*†	2,435,100	8,157,585
Senti Biosciences, Inc.*	168,235	365,070
Twist Bioscience Corp.*	2,437,872	98,392,514
Veracyte, Inc.*	1,608,228	54,261,613
Vertex Pharmaceuticals, Inc.*	40,079	19,076,802
Total Biotechnology		798,812,683

Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc.*†	3,125,257	9,797,681

Health Care Equipment & Supplies - 2.4%
Butterfly Network, Inc.*	8,418,016	14,984,068
Cerus Corp.*	8,208,021	12,886,593
Total Health Care Equipment & Supplies		27,870,661

Health Care Providers & Services - 4.1%
Accolade, Inc.*†	5,223,950	16,559,921
Guardant Health, Inc.*	1,467,771	32,114,829
Total Health Care Providers & Services		48,674,750

Health Care Technology - 5.5%
Schrodinger, Inc.*	2,267,514	39,896,909
Veeva Systems, Inc., Class A*	120,722	25,210,375
Total Health Care Technology		65,107,284

Life Sciences Tools & Services - 19.1%
10X Genomics, Inc., Class A*	2,789,313	44,712,687
Adaptive Biotechnologies Corp.*†	11,255,993	54,479,006
Illumina, Inc.*	41,962	6,048,403
Pacific Biosciences of California, Inc.*	12,389,944	26,886,178
Personalis, Inc.*†	6,875,216	34,719,841
Quantum-Si, Inc.*†	11,497,793	8,059,953
Standard BioTools, Inc.*	6,975,605	13,672,186
Tempus AI, Inc.*	789,319	35,219,414
Total Life Sciences Tools & Services		223,797,668
Total Common Stocks
(Cost $3,458,221,878)		1,174,060,727
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74% (b)
(Cost $1,750,786)	1,750,786	1,750,786
Total Investments–99.8%
(Cost $3,459,972,664)		1,175,811,513
Other Assets in Excess of Liabilities–0.2%		2,768,505
Net Assets–100.0%		$1,178,580,018

†	Affiliated security

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2024.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Common Stocks — 21.8%
Biotechnology — 11.3%
Absci Corp.
24,990,376	16,182,821	(8,184,563)	1,386,881	(5,158,027)	–	–	7,608,721	29,217,488
Arcturus Therapeutics Holdings, Inc.
45,569,126	16,017,288	(14,074,340)	174,930	(11,541,296)	–	–	2,038,675	36,145,708
CareDx, Inc.
97,345,523	22,801,876	(81,078,963)	(78,109,451)	98,714,361	–	–	2,696,491	59,673,346
Repare Therapeutics, Inc.
9,725,317	2,175,839	(2,678,780)	(1,802,820)	738,029	–	–	2,435,100	8,157,585
Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.
22,657,608	3,564,965	(6,929,837)	(37,300,632)	27,805,577	–	–	3,125,257	9,797,681
Health Care Equipment & Supplies — 0.0%
Butterfly Network, Inc. ^
11,946,968	3,800,753	(7,691,060)	(29,921,002)	36,848,409	–	–	8,418,016	14,984,068
Health Care Providers & Services — 1.4%
Accolade, Inc.
22,871,518	5,463,999	(6,866,228)	(3,241,216)	(1,668,152)	–	–	5,223,950	16,559,921
Life Sciences Tools & Services — 8.3%
Adaptive Biotechnologies Corp.
54,689,649	14,401,381	(17,802,757)	1,659,602	1,531,131	–	–	11,255,993	54,479,006
Personalis, Inc.
22,038,148	14,524,518	(11,431,343)	3,677,709	5,910,809	–	–	6,875,216	34,719,841
Quantum-Si, Inc.
13,382,946	2,796,087	(3,468,759)	(1,492,747)	(3,157,574)	–	–	11,497,793	8,059,953
$325,217,179	$101,729,527	$(160,206,630)	$(144,968,746)	$150,023,267	$–	$–	61,175,212	$271,794,597

^	As of October 31, 2024, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,174,060,727	$–	$–	$1,174,060,727
Money Market Fund	1,750,786	–	–	1,750,786
Total	$1,175,811,513	$–	$–	$1,175,811,513

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.